Goldman Sachs High Yield Floating Rate Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs High Yield Floating Rate Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 327
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,497
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	2,133
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,009
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	719
Expense Example, with Redemption, 10 Years	1,586
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906